Summary and Statutory Prospectus Supplement dated June 6, 2011
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Intermediate Term Municipal Income Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y

Management Fees	0.48%	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None
Other Expenses	0.14	0.14	0.14	0.14
Interest Expenses	0.01	0.01	0.01	0.01
Total Other Expenses	0.15	0.15	0.15	0.15
Total Annual Fund Operating Expenses[1]	0.88	1.63	1.63	0.63
Fee Waiver and/or Expense Reimbursement [2,3]	0.12	0.12	0.12	0.12
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.76	1.51	1.51	0.51

1	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

2	Effective June 6, 2011 and through June 30, 2012, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees equal to 0.10% of the average daily net assets of the Fund. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. Fee Waiver and/or Expense Reimbursement has been restated to reflect this agreement.

3	Effective June 6, 2011, Invesco has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.75%, 1.50%, 1.50% and 0.50%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause

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the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses that the Fund has incurred by did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. Fee Waiver and/or Expense Reimbursement has been restated to reflect this agreement.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$549	$719	$916	$1,486
Class B	654	790	1,063	1,711
Class C	254	490	863	1,912
Class Y	52	177	327	763
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$549	$719	$916	$1,486
Class B	154	490	863	1,711
Class C	154	490	863	1,912
Class Y	52	177	327	763
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Intermediate Term Municipal Income Fund (the predecessor fund) and the Fund for the most recent fiscal year was 12% of the average value of the portfolio.”

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Statutory Prospectus Supplement dated June 6, 2011
The purpose of this supplement is to provide you with changes to the current Statutory Prospectuses for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Municipal Income Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y

Management Fees	0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None
Other Expenses	0.12	0.12	0.12	0.12
Interest Expenses	0.08	0.08	0.08	0.08
Total Other Expenses	0.20	0.20	0.20	0.20
Total Annual Fund Operating Expenses[1]	0.91	1.66	1.66	0.66

1	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$563	$751	$955	$1,541
Class B	669	823	1,102	1,766
Class C	269	523	902	1,965
Class Y	67	211	368	822

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You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$563	$751	$955	$1,541
Class B	169	523	902	1,766
Class C	169	523	902	1,965
Class Y	67	211	368	822
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Municipal Income Fund (the predecessor fund) and the Fund for the most recent fiscal year was 10% of the average value of the portfolio.”
The following information replaces in its entirety the information appearing under the heading “Fund Management — Adviser Compensation”:
“Advisory Agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.500%
Next $500 million	0.450
     Effective June 6, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C and Class Y shares to 0.83%, 1.58%, 1.58% and 0.58%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses that the Fund has incurred by did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
     A discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund is available in the Fund’s most recent report to shareholders for the twelve-month period ended September 30.”

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Statement of Additional Information Supplement dated June 6, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C and Y shares, as applicable, of the Funds listed below:

Invesco Municipal Fund	Invesco Van Kampen Intermediate Term Municipal
Invesco Tax-Exempt Securities Fund	Income Fund
Invesco Van Kampen California Insured Tax Free Fund	Invesco Van Kampen Municipal Income Fund
Invesco Van Kampen High Yield Municipal Fund	Invesco Van Kampen New York Tax Free Income Fund
Invesco Van Kampen Insured Tax Free Income Fund
Effective June 6, 2011, all references to Invesco Municipal Fund, Invesco Tax-Exempt Securities Fund, Invesco Van Kampen California Insured Tax Free Fund and Invesco Van Kampen Insured Tax Free Income Fund are hereby deleted.
The following information replaces in its entirety the tenth, eleventh and twelfth paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
     “Invesco also has contractually agreed through at least June 30, 2012 (June 30, 2013 for Invesco Van Kampen Intermediate Term Municipal Income Fund and Invesco Van Kampen Municipal Income Fund), to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement). The expense limitations for the following Funds’ shares are:

Fund	Expense Limitation
Invesco Van Kampen High Yield Municipal Fund
Class A Shares	0.87%
Class B Shares	1.62%
Class C Shares	1.62%
Class Y Shares	0.62%
Invesco Van Kampen Intermediate Term Municipal Income Fund
Class A Shares	0.75%
Class B Shares	1.50%
Class C Shares	1.50%
Class Y Shares	0.50%
Invesco Van Kampen Municipal Income Fund
Class A Shares	0.83%
Class B Shares	1.58%
Class C Shares	1.58%
Class Y Shares	0.58%
Invesco Van Kampen New York Tax Free Income Fund
Class A Shares	0.78%
Class B Shares	1.53%
Class C Shares	1.53%
Class Y Shares	0.53%
     The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund’s prospectus fee table. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of

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the investment companies in which the Fund invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
     Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012 (June 30, 2013 for Invesco Van Kampen Intermediate Term Municipal Income Fund and Invesco Van Kampen Municipal Income Fund).”

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